Other Receivables, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Other Receivables, Net [Abstract]
Provision for allowance on credit losses	$ 16,911,882	$ 7,500,000	$ 0